Interest Income and Expense (Summary of Interest Income and Expense by Basis of Accounting Classification) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	$ 21,744	$ 23,806	$ 66,198	$ 69,615
Interest expense	13,218	16,227	41,681	47,083
Equities designated at fair value through other comprehensive income [Member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	81	81	271	235
Financial instruments measured or designated at fair value through profit or loss [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	2,049	2,173	6,282	6,670
Interest expense	2,613	3,288	8,634	9,448
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	19,614	21,552	59,645	62,710
Financial assets amortized cost [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	18,457	20,586	56,528	59,846
Interest expense	10,605	12,939	33,047	37,635
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	$ 1,157	$ 966	$ 3,117	$ 2,864